Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Detail) - EUR (€) € in Millions	Jun. 30, 2024		Dec. 31, 2023
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 183,276	[1]	€ 177,262	[2]
Insurance contracts and investment contracts without participation features	205,809		198,855
Reinsurance contracts held	15,769	[3]	16,000	[4]
Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(5,388)	[1]	(5,626)	[2]
Insurance contracts and investment contracts without participation features	(5,388)		(5,626)
Reinsurance contracts held	(5,347)	[3]	(5,613)	[4]
International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	6,351	[1]	6,625	[2]
Insurance contracts and investment contracts without participation features	6,350		6,625
Reinsurance contracts held	5,182	[3]	5,445	[4]
Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	139,337	[1]	135,934	[2]
Insurance contracts and investment contracts without participation features	139,337		135,934
Reinsurance contracts held	15,936	[3]	16,166	[4]
United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	42,977	[1]	40,329	[2]
Insurance contracts and investment contracts without participation features	65,510		61,922
Reinsurance contracts held	(2)	[3]	2	[4]
Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	116,496		110,315
Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	209		193
Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	73,918		70,436
Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	42,369		39,687
Without Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	66,746		66,907
Without Direct Participating Contracts [member] | Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(5,388)		(5,626)
Without Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	6,107		6,393
Without Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	65,419		65,499
Without Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	608		642
Contracts measured under the PAA [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	35		39
Contracts measured under the PAA [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	35		39
Discretionary Participation Features [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	22,533		21,594
Discretionary Participation Features [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	€ 22,533		€ 21,594

[1]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.
[3]	Total reinsurance contracts is EUR 15,769 million which comprises of EUR 16,267 million reinsurance contract assets and EUR 497 million reinsurance contract liabilities.
[4]	Total reinsurance contracts is EUR 16,000 million which comprises of EUR 16,608 million reinsurance contract assets and EUR 608 million reinsurance contract liabilities.